Annual Fund Operating Expenses	Sep. 24, 2026
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.87%
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.83%
Brookstone Value Stock ETF | Brookstone Value Stock ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.86%
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	1.04%
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.10%	[2]
Expenses (as a percentage of Assets)	1.00%
Brookstone Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Brookstone Active ETF | Brookstone Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.06%	[3]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	1.01%
Brookstone Opportunities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Brookstone Opportunities ETF | Brookstone Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.10%	[5]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	1.05%
Brookstone Yield ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Brookstone Yield ETF | Brookstone Yield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.25%	[7]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	1.20%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.95% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads,; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.95% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.95% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.